Consolidated Statement of Profit or Loss and Other Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Net revenue from transaction activities and other services	R$ 1,144,086	R$ 770,276	R$ 514,602
Net revenue from subscription services and equipment rental	388,033	331,565	213,679
Financial income	1,647,017	1,287,760	801,322
Other financial income	140,687	186,367	49,578
Total revenue and income	3,319,823	2,575,968	1,579,181
Cost of services	(769,946)	(426,961)	(323,039)
Administrative expenses	(392,476)	(285,788)	(252,852)
Selling expenses	(505,902)	(360,612)	(190,177)
Financial expenses, net	(339,844)	(353,451)	(301,065)
Other operating expenses, net	(177,056)	(57,691)	(69,264)
Total expenses	(2,185,224)	(1,484,503)	(1,136,397)
Loss on investment in associates	(6,937)	(810)	(445)
Profit before income taxes	1,127,662	1,090,655	442,339
Current income tax and social contribution	(216,886)	(217,228)	(154,882)
Deferred income tax and social contribution	(73,330)	(69,232)	17,770
Net income for the year	837,446	804,195	305,227
Net income (loss) attributable to:
Owners of the parent	854,071	803,232	301,232
Non-controlling interests	R$ (16,625)	R$ 963	R$ 3,995
Earnings per share
Basic earnings per share for the year attributable to owners of the parent (in Brazilian Reais)	R$ 2.95	R$ 2.90	R$ 1.30
Diluted earnings per share for the year attributable to owners of the parent (in Brazilian Reais)	R$ 2.91	R$ 2.85	R$ 1.29